Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 1,417	$ 937	$ 632
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from discontinued operations, net of tax	(106)	2	(35)
(Gains) losses on loans and investments, net	(302)		35
Gains on debt repurchases	(42)	(145)	(38)
Goodwill and acquired intangible assets impairment and amortization expense	13	27	21
Stock-based compensation expense	47	47	56
Unrealized (gains) losses on derivative and hedging activities	(444)	(117)	145
Provisions for loan losses	839	1,080	1,295
(Increase) decrease in restricted cash - other	(11)	10	(3)
(Increase) decrease in accrued interest receivable	(68)	361	463
(Decrease) increase in accrued interest payable	(23)	(41)	75
Decrease in other assets	625	437	423
(Decrease) increase in other liabilities	(87)	38	12
Cash provided by operating activities - continuing operations	1,858	2,636	3,081
Cash provided by operating activities - discontinued operations	142
Total net cash provided by operating activities	2,000	2,636	3,081
Investing activities
Student loans acquired and originated	(4,555)	(6,663)	(3,888)
Reduction of student loans:
Installment payments, claims and other	11,763	17,198	12,290
Proceeds from sales of student loans	768	531	753
Other investing activities, net	144	41	(210)
Purchases of available-for-sale securities	(73)	(63)	(142)
Proceeds from sales and maturities of available-for-sale securities	38	71	193
Purchases of held-to-maturity and other securities	(375)	(245)	(277)
Proceeds from sales and maturities of held-to-maturity securities and other securities	381	206	265
Decrease in restricted cash - variable interest entities	1,119	769	376
Cash provided by investing activities - continuing operations	9,210	11,845	9,360
Cash provided by investing activities - discontinued operations			114
Total net cash provided by investing activities	9,210	11,845	9,474
Financing activities
Borrowings collateralized by loans in trust - issued	9,534	13,727	4,553
Borrowings collateralized by loans in trust - repaid	(13,468)	(15,953)	(13,408)
Asset-backed commercial paper conduits, net	3,242	(323)	887
ED Conduit Program Facility, net	(9,551)	(12,187)	(3,172)
Other short-term borrowings issued		23	239
Other short-term borrowings repaid		(307)	(38)
Other long-term borrowings issued	5,154	4,713	2,354
Other long-term borrowings repaid	(4,201)	(3,307)	(6,498)
Other financing activities, net	(895)	272	698
Retail and other deposits, net	1,149	1,124	753
Common stock repurchased	(600)	(900)	(300)
Common stock dividends paid	(264)	(237)	(154)
Preferred stock dividends paid	(20)	(20)	(18)
Net cash used in financing activities	(9,920)	(13,375)	(14,104)
Net increase (decrease) in cash and cash equivalents	1,290	1,106	(1,549)
Cash and cash equivalents at beginning of year	3,900	2,794	4,343
Cash and cash equivalents at end of year	5,190	3,900	2,794
Cash disbursements made (refunds received) for:
Interest	2,163	2,527	2,413
Income taxes paid	636	569	559
Income taxes received	(20)	(12)	(37)
Noncash activity:
Investing activity - Student loans and other assets acquired		402	783
Investing activity - Student loans and other assets removed related to sale of Residual Interest in securitization	(11,802)
Financing activity - Borrowings assumed in acquisition of student loans and other assets		425	802
Financing activity - Borrowings removed related to sale of Residual Interest in securitization	$ (12,084)